Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 3, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Tower Life Insurance Company

Metropolitan Tower Separate Account Two

File Nos. 002-95019 /811-04189

Flexible Premium Multifunded Life Insurance Policies

Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Tower Life Insurance Company (the “Company”) and Metropolitan Tower Separate Account Two (the “Separate Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2023, being used for certain variable life policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 25 for the Separate Account filed electronically with the Commission on April 20, 2023.

If you have any questions, please contact me at (212) 578-9071.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Associate General Counsel

Metropolitan Life Insurance Company